Income Taxes - Summary of the amounts and expiry dates of tax attributes (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	$ 89,597	$ 87,151
Excess of tax value of property and equipment over carrying value	1,435	435
Excess of tax value of intellectual property and patent fees over carrying value	10,334	10,660
Available deductions and other	80,465	73,522
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	107,289	105,549
Excess of tax value of property and equipment over carrying value	1,420	420
Excess of tax value of intellectual property and patent fees over carrying value	10,331	10,656
Available deductions and other	38,047	32,536
2027 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,343	5,512
2027 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,336	5,504
2028 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	32,729	33,761
2028 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	14,511	16,258
2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	13,907	14,345
2029 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	10,883	12,124
2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,166	8,423
2030 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,163	8,420
2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	16,816	17,346
2031 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	10,276	15,397
2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	11,393	11,752
2032 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	10,461	10,791
2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,186	8,444
2033 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,109	8,365
2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,497	7,733
2034 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,431	7,665
2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,690	6,901
2037 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,610	6,818
2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,952	2,013
2038 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,878	1,938
2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,286	1,326
2039 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,249	1,289
2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,021	7,242
2040 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,997	7,218
2041 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	18,566	19,152
2041 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	18,495	19,078
2042 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	28,155	29,042
2042 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	28,003	28,885
2043 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	16,224	19,298
2043 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	$ 16,001	$ 19,284